Capital and reserves	12 Months Ended
Dec. 31, 2021
Capital and reserves

18.	Capital and reserves

	2021	2020	2019
	£	£	£

Share capital	195,476	194,580	185,519

	2021	2020	2019
	Number	Number	Number
Authorized, allotted, called up and fully paid share capital comprises:
Ordinary shares of £0.01 each	17,813,020	17,813,010	17,813,010
A Ordinary shares of £0.01 each	1,734,580	1,645,020	738,900
Total Ordinary share outstanding at the end of the period	19,547,600	19,458,030	18,551,910

	Number of	Share capital
	shares	£
Fully paid share capital:
Balance at December 31, 2019	18,551,910	185,519
Issue of A Ordinary shares of £0.01 each	906,120	9,061
Balance at December 31, 2020	19,458,030	194,580
Issue of Ordinary shares of £0.01 each	10	-
Issue of A Ordinary shares of £0.01 each	89,560	896
Balance at December 31, 2021	19,547,600	195,476

Ordinary shares

The Ordinary shares have no specific rights, preferences or restrictions attached to them.

A Ordinary shares

The A Ordinary shares rank equally with all other shares in issue in that on a vote every member has one vote for each share held. During the year to December 31, 2021 the Company issued 89,560 A ordinary shares at £4.30 each. The A ordinary shares contain preferential economic rights such that, in the event of a share or asset sale (as defined in the Articles of association), they provide a return to the holders of the A Ordinary Shares of an amount greater than or equal to 1.5x the price paid by the investors for A Ordinary Shares. The A Ordinary shares have an anti-dilution provision where shares are subsequently issued at a price below £4.30 per share, whereby the existing A Ordinary shareholders receive additional compensation shares in line with the formula set out in the Articles of Association. The A Ordinary shares rank equally with all other shares in issue with respect to dividends.

Group reorganization

Following a corporate reorganization on December 17, 2021, TC BioPharm (Holdings) plc became the ultimate parent company for the Group. The corporate reorganization has been accounted for as a business combination under common control and therefore, TC BioPharm (Holdings) Limited is a continuation of TC BioPharm Limited and its subsidiaries. The corporate reorganization has been given retrospective effect in these financial statements and such financial statements represent the financial statements of TC BioPharm (Holdings) Limited.

On December 17, 2021 and subsequent to the group reorganization, the Company undertook a share split such that one issued share was exchanged for ten new shares. As a result of the share split, all references in these consolidated financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the forward share split for all periods presented.

Nature and purpose of Other reserves

The other reserve arose as a result of the group reorganization described above.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)